Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	REVENUE FROM CONTRACTS WITH CUSTOMERS
The Company adopted FASB Accounting Standards Codification Subtopic 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018 applying the full retrospective method to all contracts that were not completed as of January 1, 2018. While the timing of future revenue under ASC 606 may differ from the Company’s historical accounting practices under FASB Accounting Standards Codification Subtopic 605, Revenue Recognition (“ASC 605”), the cumulative effect recognized in the condensed consolidated statement of stockholder’s deficit was $0 because there was no change in timing or measurement of revenue for open contracts at January 1, 2018.
Novo Nordisk
Agreement Background
On December 14, 2017, the Company entered into a research collaboration and exclusive license agreement with Novo Nordisk A/S (“Novo,” agreement referred to as the “Novo Agreement”). The Novo Agreement stipulates that the two parties will work together on the discovery and development of new ligand traps for two years. Under the Novo Agreement, Keros granted Novo an exclusive license to develop and commercialize the licensed products listed as part of Keros’ intellectual property and Novo granted Keros a non-exclusive license to Novo’s intellectual property so that Keros could perform the activities for which it is responsible under the Novo Agreement. The Company does not share in the rights to the results of the Novo Agreement.
On October 26, 2020, Novo provided the Company with written notice of termination of the Novo Agreement, effective April 26, 2021. Upon the termination of the Novo Agreement, the license granted by the Company to Novo will be automatically terminated. Accordingly, the Company's singular performance obligation will be fully satisfied upon termination. Novo Nordisk is obligated to continue to reimburse the Company for certain research and development costs through April 26, 2021. Upon effectiveness of the termination, such reimbursements will cease.
Accounting Treatment
As consideration, the Company received an initial license payment in 2018 from Novo in the amount of $16.0 million. Novo has also paid the Company research collaboration budget funding payments of $2.0 million per each collaboration year, for $4.0 million total. Both of these research collaboration budget funding payments were received in 2018. Additionally, there are performance-based and sales-based milestone payments and sales-based royalties that have been determined to be variable consideration and constrained due to uncertainty of achievement. The sales-based royalties will be included in the transaction price and recognized as revenue once a sale occurs, and performance-based and sales-based milestone payments will be included in the transaction price and recognized as revenue if and when the cumulative revenue associated with the consideration is no longer probable of significant reversal.
The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Novo, is a customer. The Company identified the following material promises at the outset of the Novo Agreement: (1) an exclusive license to use the Company’s intellectual property to conduct research activities; (2) research and development (“R&D”) services for activities under the research plan; (3) an option to extend the Novo Agreement; (4) participation on the joint steering committee (“JSC”); and (5) technology transfer associated with the research and development outputs. The Company determined that these promises were not capable of being distinct from one another and were not distinct in the context of the contract, as the license has no true value without the performance of the R&D activities and the technology transfer and JSC participation depend on these activities. Novo would not be able to use the license without the performance of R&D activities by the Company, as the research is novel in nature and could not be performed by another company. Additionally, the technology transfer is inherently dependent on the outcome of the Company’s R&D activities, and as such is not capable of being distinct. As indicated in number (3) above, Novo may elect to extend the term of the Novo Agreement to a third year on similar terms and conditions, subject to mutual written agreement of Novo and the Company. The Company assessed this option as a potential material right and determined that the additional work would be performed based on negotiated rates at the standalone selling price, and as such these services would not be provided at a significant or incremental discount and the option does not provide Novo with a material right.
In accordance with the Company’s ASC 606 assessment, the Novo Agreement was determined to contain a single combined performance obligation made up of the promises above, which does not require further allocation as the entire transaction price is allocated to this performance obligation. The Company determined the contract term of the Novo Agreement to be two years. The Company identified an appropriate measure of progress for the recognition of revenue and determined it would recognize the revenue over the term of the Novo Agreement using an input method based on full-time employee costs incurred, as this appropriately depicts the Company’s performance in satisfaction of the performance obligation. As such, the Company is recognizing the transaction price for its single performance obligation as Novo uses the license and research and development services performed by the Company and as the Company participates on the JSC.
The Company recognized $0 and $2.5 million of revenue in its condensed consolidated statements of operations for the three months ended September 30, 2020 and 2019, respectively, and $0 and $7.5 million for the nine months ended September 30, 2020 and 2019, respectively, related to the Novo Agreement. As of December 31, 2019, there was no remaining revenue or deferred revenue to be recognized under the Novo Agreement.	REVENUE FROM CONTRACTS WITH CUSTOMERS
The Company adopted ASC Topic 606 on January 1, 2018 applying the full retrospective method to all contracts that were not completed as of January 1, 2018. While the timing of future revenue under ASC Topic 606 may differ from the Company’s historical accounting practices under ASC Topic 605, the cumulative effect recognized in the consolidated statement of stockholder’s deficit was $0 because there was no change in timing or measurement of revenue for open contracts at January 1, 2018.
Novo Nordisk
On December 14, 2017, the Company entered into a research collaboration and exclusive license agreement with Novo Nordisk A/S (“Novo,” agreement referred to as the “Novo Agreement”). The Novo Agreement stipulates that the two parties will work together on the discovery and development of new ligand traps for two years. Under the Novo Agreement, Keros granted Novo an exclusive license to develop and commercialize the licensed products listed as part of Keros’ intellectual property and Novo granted Keros a non-exclusive license to Novo’s intellectual property so that Keros could perform the activities for which it is responsible under the Novo Agreement. The Company does not share in the rights to the results of the Novo Agreement.
As consideration, the Company received an initial license payment in 2018 from Novo in the amount of $16.0 million. Novo has also paid the Company research collaboration budget funding payments of $2.0 million per each collaboration year, for $4.0 million total. Both of these research collaboration budget funding payments were received in 2018. Additionally, there are performance-based and sales-based milestone payments and sales-based royalties that have been determined to be variable consideration and constrained due to uncertainty of achievement. The sales-based royalties will be included in the transaction price and recognized as revenue once a sale occurs, and performance-based and sales-based milestone payments will be included in the transaction price and recognized as revenue if and when the cumulative revenue associated with the consideration is no longer probable of significant reversal.
The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Novo, is a customer. The Company identified the following material promises at the outset of the Novo Agreement: (1) an exclusive license to use the Company’s intellectual property to conduct research activities; (2) research and development (“R&D”) services for activities under the research plan; (3) an option to extend the Novo Agreement; (4) participation on the joint steering committee (“JSC”); and (5) technology transfer associated with the research and development outputs. The Company determined that these promises were not capable of being distinct from one another and were not distinct in the context of the contract, as the license has no true value without the performance of the R&D activities and the technology transfer and JSC participation depend on these activities. Novo would not be able to use the license without the performance of R&D activities by the Company, as the research is novel in nature and could not be performed by another company. Additionally, the technology transfer is inherently dependent on the outcome of the Company’s R&D activities, and as such is not capable of being distinct. As indicated in number (3) above, Novo may elect to extend the term of the Novo Agreement to a third year on similar terms and conditions, subject to mutual written agreement of Novo and the Company. The Company assessed this option as a potential material right and determined that the additional work would be performed based on negotiated rates at the standalone selling price, and as such these services would not be provided at a significant or incremental discount and the option does not provide Novo with a material right. The Novo Agreement did not contain a significant financing component as of December 31, 2018 and 2019.
In accordance with the Company’s ASC 606 assessment, the Novo Agreement was determined to contain a single combined performance obligation made up of the promises above, which does not require further allocation as the entire transaction price is allocated to this performance obligation. The Company determined the contract term of the Novo Agreement to be two years. The Company identified an appropriate measure of progress for the recognition of revenue and determined it would recognize the revenue over the term of the Novo Agreement using an input method based on full-time employee (“FTE”) costs incurred, as this appropriately depicts the Company’s performance in satisfaction of the performance obligation. As such, the Company is recognizing the transaction price for its single performance obligation as Novo uses the license and research and development services performed by the Company and as the Company participates on the JSC. Amounts received that have not yet been recognized as revenue are recorded in deferred revenue on the Company’s consolidated balance sheet.
For the year ended December 31, 2018, the Company recognized $10.0 million as revenue in the consolidated statement of operations related to the Novo Agreement. The remaining $10.0 million of consideration was recorded as deferred revenue in the consolidated balance sheet as of December 31, 2018 and was recognized as revenue in the consolidated statements of operations according to costs incurred over the remaining term of the Novo Agreement in 2019. As the entire upfront payment and both collaboration funding payments were recognized as revenue in 2018 and 2019, the Company has no deferred revenue as of December 31, 2019.